Income taxes - Disclosure of income tax recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recovery at the statutory rate	$ (17,312)	$ (19,135)
Non-taxable revaluation of warrant liabilities	2,688	6,459
Non-deductible expenses including stock compensation	2,157	1,418
Unrecognized deductible temporary differences	12,467	11,258
Income taxes related to foreign subsidiaries	73	0
Total income tax expense	$ 73	$ 0
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	27.00%	27.00%